Annual Fund Operating Expenses - Caldwell & Orkin - Gator Capital Long/Short Fund - Caldwell & Orkin - Gator Capital Long/Short Fund	Aug. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.56%
Component2 Other Expenses	0.00%
Component3 Other Expenses	1.44%
Other Expenses (as a percentage of Assets):	2.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	3.01%